UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07177

Name of Fund: BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Mid
Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 55
East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2011

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
Alliant Techsystems, Inc. (a)	11,900	$ 962,829
Curtiss-Wright Corp.	71,800	2,561,106
		3,523,935
Airlines — 0.5%
Delta Air Lines, Inc. (a)	146,400	1,768,512
Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc. (a)	13,900	538,903
Chemicals — 1.7%
Cytec Industries, Inc.	47,400	2,278,044
FMC Corp.	43,900	2,793,796
Intrepid Potash, Inc. (a)(b)	26,700	701,142
		5,772,982
Commercial Banks — 6.7%
Associated Banc-Corp. (b)	174,700	2,538,391
Bank of Hawaii Corp.	50,800	2,686,304
City National Corp.	28,700	1,787,436
Cullen/Frost Bankers, Inc.	42,400	2,516,864
FirstMerit Corp.	90,600	2,129,100
Marshall & Ilsley Corp.	259,777	2,363,971
Regions Financial Corp.	375,400	3,318,536
TCF Financial Corp. (b)	143,500	2,673,405
Valley National Bancorp (b)	155,500	2,525,320
		22,539,327
Commercial Services & Supplies — 0.5%
Republic Services, Inc., Class A	48,795	1,514,109
Communications Equipment — 1.9%
Brocade Communications
Systems, Inc. (a)	257,100	1,668,579
JDS Uniphase Corp. (a)	137,300	1,783,527
Tellabs, Inc.	326,600	2,965,528
		6,417,634
Construction & Engineering — 1.9%
Foster Wheeler AG (a)	31,100	932,378
Jacobs Engineering Group, Inc. (a)	48,100	2,319,382
URS Corp. (a)	63,200	3,245,320
		6,497,080
Consumer Finance — 0.7%
Discover Financial Services, Inc.	149,300	2,308,178
Containers & Packaging — 2.0%
Bemis Co.	51,000	1,550,910
Owens-Illinois, Inc. (a)	48,200	1,708,208
Packaging Corp. of America	32,300	798,779
Sonoco Products Co.	80,200	2,657,026
		6,714,923
Distributors — 0.7%
Genuine Parts Co.	55,000	2,354,000
Diversified Consumer Services — 0.4%
Regis Corp.	74,300	1,420,616

Common Stocks	Shares	Value
Diversified Telecommunication
Services — 1.0%
Qwest Communications
International, Inc.	621,200	$ 3,248,876
Electric Utilities — 2.4%
DPL, Inc.	72,100	2,031,778
Great Plains Energy, Inc.	73,100	1,413,023
Hawaiian Electric Industries, Inc.	72,700	1,697,545
Northeast Utilities, Inc.	98,100	2,726,199
		7,868,545
Electrical Equipment — 0.6%
Ametek, Inc.	44,800	1,937,600
Electronic Equipment, Instruments &
Components — 3.0%
Arrow Electronics, Inc. (a)	90,000	2,745,000
Avnet, Inc. (a)	121,000	3,868,370
Ingram Micro, Inc., Class A (a)	146,200	2,654,992
Molex, Inc.	36,700	822,447
		10,090,809
Energy Equipment & Services — 2.3%
Dresser-Rand Group, Inc. (a)(b)	96,400	3,400,992
Patterson-UTI Energy, Inc.	118,800	1,816,452
Superior Energy Services, Inc. (a)	96,700	2,616,702
		7,834,146
Food Products — 1.3%
The J.M. Smucker Co.	23,700	1,447,359
Smithfield Foods, Inc. (a)	163,300	3,060,242
		4,507,601
Gas Utilities — 2.0%
Nicor, Inc.	36,300	1,579,413
South Jersey Industries, Inc.	49,000	2,210,390
UGI Corp.	108,200	2,974,418
		6,764,221
Health Care Equipment & Supplies — 2.0%
Kinetic Concepts, Inc. (a)	121,400	5,256,620
Zimmer Holdings, Inc. (a)	21,500	1,309,565
		6,566,185
Health Care Providers & Services — 2.8%
Coventry Health Care, Inc. (a)	219,200	5,203,808
Health Net, Inc. (a)	187,800	4,135,356
		9,339,164
Hotels, Restaurants & Leisure — 0.1%
Burger King Holdings, Inc.	22,700	478,970
Household Durables — 1.1%
Jarden Corp.	66,100	2,123,132
MDC Holdings, Inc.	42,500	1,627,750
		3,750,882
Household Products — 1.8%
Church & Dwight Co., Inc.	27,100	1,876,675
Clorox Co.	42,400	2,743,280

1 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Products (concluded)
Energizer Holdings, Inc. (a)	25,200	$ 1,539,720
		6,159,675
IT Services — 1.5%
Amdocs Ltd. (a)	75,300	2,405,082
Convergys Corp. (a)	209,900	2,653,136
		5,058,218
Insurance — 9.8%
American Financial Group, Inc.	69,900	2,057,157
Arch Capital Group Ltd. (a)	31,800	2,403,444
Arthur J. Gallagher & Co.	101,600	2,669,032
Fidelity National Title Group, Inc.,
Class A	99,700	1,513,446
First American Corp.	65,200	2,253,964
HCC Insurance Holdings, Inc.	87,100	2,368,249
The Hanover Insurance Group, Inc.	51,100	2,302,055
Mercury General Corp.	40,100	1,804,099
PartnerRe Ltd.	28,000	2,172,240
ProAssurance Corp. (a)	39,200	2,389,240
Protective Life Corp.	86,000	2,070,020
Reinsurance Group of America, Inc.	52,200	2,695,086
Stancorp Financial Group, Inc.	44,600	2,005,216
Symetra Financial Corp. (a)	72,300	976,050
W.R. Berkley Corp.	120,600	3,256,200
		32,935,498
Internet Software & Services — 0.9%
IAC/InterActiveCorp. (a)	137,900	3,091,718
Leisure Equipment & Products — 1.0%
Mattel, Inc.	148,600	3,425,230
Life Sciences Tools & Services — 2.4%
Affymetrix, Inc. (a)	398,800	2,767,672
Pharmaceutical Product
Development, Inc.	192,300	5,288,250
		8,055,922
Machinery — 7.9%
AGCO Corp. (a)	87,800	3,074,756
Dover Corp.	68,900	3,597,958
Harsco Corp.	40,900	1,266,264
IDEX Corp.	63,800	2,143,680
Joy Global, Inc.	32,400	1,840,644
Parker Hannifin Corp.	56,800	3,929,424
SPX Corp.	40,900	2,858,092
Terex Corp. (a)	87,100	2,309,892
Timken Co.	154,700	5,442,346
		26,463,056
Media — 1.3%
Harte-Hanks, Inc.	308,000	4,435,200
Metals & Mining — 1.7%
Carpenter Technology Corp.	54,400	2,136,288

Common Stocks	Shares	Value
Metals & Mining (concluded)
Cliffs Natural Resources, Inc.	55,600	$ 3,476,668
		5,612,956
Multi-Utilities — 4.1%
Alliant Energy Corp.	103,922	3,554,132
MDU Resources Group, Inc.	87,500	1,855,000
NSTAR	51,600	1,888,560
OGE Energy Corp.	42,200	1,746,236
Vectren Corp.	29,500	737,795
Wisconsin Energy Corp.	73,600	3,864,736
		13,646,459
Multiline Retail — 1.0%
JCPenney Co., Inc.	115,400	3,366,218
Oil & Gas Exploration & Production — 0.4%
Cabot Oil & Gas Corp., Class A	37,100	1,340,423
Oil & Gas Producers — 1.5%
Whiting Petroleum Corp. (a)	54,800	4,950,084
Oil, Gas & Consumable Fuels — 2.1%
Arch Coal, Inc.	82,700	2,232,900
Frontier Oil Corp.	63,400	963,680
PetroHawk Energy Corp. (a)	65,700	1,418,463
St. Mary Land & Exploration Co.	58,400	2,350,016
		6,965,059
Personal Products — 0.3%
Alberto-Culver Co.	35,700	1,028,160
Pharmaceuticals — 1.1%
King Pharmaceuticals, Inc. (a)	362,700	3,554,460
Real Estate Investment
Trusts (REITs) — 6.8%
AMB Property Corp.	120,900	3,368,274
American Campus Communities, Inc.	55,800	1,571,886
BioMed Realty Trust, Inc.	105,700	1,956,507
Camden Property Trust (b)	30,100	1,457,743
Corporate Office Properties Trust	35,900	1,452,155
Essex Property Trust, Inc.	17,900	1,894,178
Federal Realty Investment Trust	26,500	2,050,835
HRPT Properties Trust	323,800	2,538,592
Highwoods Properties, Inc. (b)	27,000	863,190
The Macerich Co. (b)	85,112	3,805,368
Plum Creek Timber Co., Inc. (b)	45,000	1,791,000
		22,749,728
Real Estate Management &
Development — 0.5%
Jones Lang LaSalle, Inc.	20,300	1,601,264
Semiconductors & Semiconductor
Equipment — 3.4%
Fairchild Semiconductor
International, Inc. (a)	197,700	2,218,194
Intersil Corp., Class A	174,700	2,599,536
KLA-Tencor Corp.	76,100	2,591,966
Microchip Technology, Inc. (b)	54,400	1,589,024

2 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Mid Cap Value Opportunities Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor
Equipment (concluded)
RF Micro Devices, Inc. (a)	410,900	$2,309,258
		11,307,978
Software — 3.4%
CA, Inc.	126,300	2,880,903
Electronic Arts, Inc. (a)	131,200	2,541,344
Novell, Inc. (a)	239,100	1,341,351
Synopsys, Inc. (a)	88,100	2,000,751
TIBCO Software, Inc. (a)	240,600	2,742,840
		11,507,189
Specialty Retail — 4.3%
Foot Locker, Inc.	199,557	3,063,200
The Gap, Inc.	93,800	2,319,674
Limited Brands, Inc.	106,700	2,859,560
RadioShack Corp.	124,400	2,680,820
Urban Outfitters, Inc. (a)	97,500	3,657,225
		14,580,479
Textiles, Apparel & Luxury Goods — 1.6%
Phillips-Van Heusen Corp.	32,900	2,073,029
VF Corp.	36,200	3,128,404
		5,201,433
Thrifts & Mortgage Finance — 2.0%
First Niagara Financial Group, Inc.	191,900	2,667,410
New York Community Bancorp,
Inc. (b)	239,000	3,936,330
		6,603,740
Water Utilities — 0.7%
Aqua America, Inc. (b)	129,300	2,370,069
Total Common Stocks – 98.4% 329,767,414
Preferred Securities
Preferred Stocks
Commercial Banks — 0.1%
Popular, Inc., Series D (a)(c)	8,000	261,680
Total Preferred Securities – 0.1%		261,680
Total Long-Term Investments
(Cost – $255,460,550) – 98.5%		330,029,094

	Beneficial
	Interest
Short–Term Securities	(000)	Value
BlackRock Liquidity Series, LLC,
Money Market Series,
0.22% (d)(e)(f)	$ 21,845	$21,844,650
	Shares
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.13% (d)(e)	6,093,131	6,093,131
Total Short-Term Securities
(Cost – $27,937,781) – 8.3%		27,937,781
Total Investments
(Cost – $283,398,331*) – 106.8%		357,966,875
Liabilities in Excess of Other Assets – (6.8)%		(22,762,875)
Net Assets – 100.0%	$ 335,204,000

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 288,415,467
Gross unrealized appreciation	$ 72,506,017
Net Gross unrealized unrealized appreciation depreciation	$ 69,551,408 (2,954,609)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Convertible security.
(d) Represents the current yield as of report date.

BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

APRIL 30, 2010

3

Schedule of Investments April 30, 2010 (concluded)

BlackRock Mid Cap Value Opportunities Fund

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of
1940, were as follows:

	Shares/Beneficial Shares/Beneficial				Shares/Beneficial
	Interest Held at	Interest	Shares/Beneficial Interest Held at April			Value at April 30,
Affiliate	January 31, 2010	Purchased	Interest Sold		30, 2010	2010	Realized Gain	Income
BlackRock Liquidity
Funds,
TempFund,
Institutional Class	9,914,420	—	3,821,289	1	6,093,131	$ 6,093,131	—$	2,317
BlackRock Liquidity
Series, LLC,
Money Market
Series	$ 31,550,050	—	$ 9,705,400	1	$ 21,844,650	$ 21,844,650	—$	6,309
iShares Dow Jones
US Real Estate
Index Fund	25,900	—	25,900		—	—	$ 185,612	—
[1] Represents net shares sold.

(f) Security was purchased with the cash collateral from loaned securities.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
(such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks[1]	$ 329,767,414	—	—	$ 329,767,414
Preferred Stocks	261,680	—	—	261,680
Short-Term Securities	6,093,131	$ 21,844,650	—	27,937,781
Total	$ 336,122,225	$ 21,844,650	—	$ 357,966,875
[1] See above Schedule of Investments for values in each industry.

4 BLACKROCK MID CAP VALUE OPPORTUNITIES FUND

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities
Series, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value
Opportunities Series, Inc.

Date: June 28, 2010